Earnings Per Share Attributable to Federated Investors, Inc. Shareholders (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2013	2012	2011
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$162,177	$188,088	$150,906
Less: Total income available to participating unvested restricted shareholders[1]	(6,065)	(8,400)	(4,922)
Total net income attributable to Federated Common Stock[2]	$156,112	$179,688	$145,984
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$162,177	$188,088	$150,906
Less: Total income available to participating unvested restricted shareholders[1]	(6,065)	(8,400)	(4,921)
Total net income attributable to Federated Common Stock[2]	$156,112	$179,688	$145,985
Denominator
Basic weighted-average common shares outstanding	100,668	100,313	100,609
Dilutive potential shares from stock options	1	0	23
Diluted weighted-average common shares outstanding	100,669	100,313	100,632
Earnings per share
Net income attributable to Federated Common Stock - Basic and Diluted[2]	$1.55	$1.79	$1.45

1	Income available to participating unvested restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.